Accounts receivable - Schedule of other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Oct. 31, 2022
Trade and other current receivables [abstract]
Accounts receivable	$ 0.9	$ 4.3
Non-trade receivables	0.0	3.5
Current receivables from taxes other than income tax	3.2	4.1
Other Current Accrued Receivables	1.8	2.4
Other receivables	$ 5.0	$ 10.0	$ 10.0